Shareholder Report		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key		0000793597
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000064595
Shareholder Report [Line Items]
Fund Name		DWS RREEF Global Infrastructure Fund
Class Name		Class A
Trading Symbol		TOLLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.26%

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 12.35% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 14.10%.

Individual stock selection and broader sector allocations each played a role in the fund’s underperformance relative to the Dow Jones Brookfield Global Infrastructure Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the Americas utilities category. A position in PG&E Corp. (4.1%), whose shares traded down after a major wildfire in California highlighted the risks in the state, was the largest detractor in both the category and the portfolio as a whole. A zero weighting in Fortis, Inc. and an underweight in Consolidated Edison, Inc. (1.0%) further hurt results. On the positive side, Americas utilities was home to several of the Fund’s leading individual contributors for the year: the Brazilian water utility Cia de Saneamento Basico do Estado de Sao Paulo SABESP (0.7%), CenterPoint Energy, Inc. (2.5%), and NiSource, Inc. (2.2%).

Europe utilities was another area of weakness, primarily due to an overweight in the Spanish electricity provider Redeia Corp. SA (1.5%). The Fund also experienced modest underperformance in Europe communications, largely as a result of a zero weighting in the Luxembourg-based communications satellite operator SES SA.

Selection in Americas midstream energy made a healthy contribution to relative performance. The Fund benefited from an underweight in the liquid natural gas company Cheniere Energy, Inc.,* which posted a loss for the year and trailed both its category peers and the larger infrastructure group by a sizable margin. Overweight positions in DT Midstream, Inc. (2.4%) and Williams Companies, Inc. (6.3%) also helped performance. Selection in Japan and European transportation aided results, as well.

In terms of allocation, an overweight in the underperforming Europe communications sector was the most notable detractor. An overweight in Americas rail contributed, as did an underweight in Americas midstream energy.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'15	$9,425	$10,000	$10,000
'16	$9,425	$9,402	$9,956
'16	$9,455	$9,332	$10,036
'16	$10,134	$9,965	$10,815
'16	$10,291	$10,123	$11,045
'16	$10,365	$10,180	$11,055
'16	$10,861	$10,066	$11,619
'16	$10,914	$10,491	$11,752
'16	$10,674	$10,499	$11,543
'16	$10,864	$10,555	$11,875
'16	$10,392	$10,351	$11,490
'16	$10,031	$10,500	$10,997
'16	$10,190	$10,751	$11,252
'17	$10,295	$11,011	$11,392
'17	$10,597	$11,316	$11,752
'17	$10,865	$11,437	$12,099
'17	$11,017	$11,606	$12,279
'17	$11,289	$11,851	$12,620
'17	$11,177	$11,897	$12,549
'17	$11,428	$12,182	$12,956
'17	$11,580	$12,199	$13,142
'17	$11,425	$12,473	$12,963
'17	$11,387	$12,708	$12,944
'17	$11,586	$12,984	$13,185
'17	$11,537	$13,159	$13,029
'18	$11,553	$13,854	$13,027
'18	$10,800	$13,280	$12,207
'18	$10,864	$12,991	$12,344
'18	$10,872	$13,140	$12,527
'18	$10,910	$13,222	$12,525
'18	$11,165	$13,216	$12,860
'18	$11,312	$13,629	$13,098
'18	$11,273	$13,797	$12,920
'18	$11,113	$13,874	$12,753
'18	$10,708	$12,856	$12,428
'18	$10,786	$13,002	$12,613
'18	$10,241	$12,013	$12,004
'19	$11,143	$12,948	$13,127
'19	$11,386	$13,337	$13,464
'19	$11,770	$13,512	$13,892
'19	$11,880	$13,991	$13,990
'19	$11,833	$13,184	$13,962
'19	$12,312	$14,053	$14,492
'19	$12,241	$14,122	$14,435
'19	$12,478	$13,833	$14,695
'19	$12,660	$14,128	$14,859
'19	$12,652	$14,487	$14,894
'19	$12,565	$14,891	$14,666
'19	$13,202	$15,337	$15,448
'20	$13,473	$15,244	$15,673
'20	$12,515	$13,955	$14,485
'20	$10,911	$12,108	$12,212
'20	$11,851	$13,431	$13,230
'20	$12,325	$14,080	$13,808
'20	$12,171	$14,452	$13,623
'20	$12,412	$15,144	$13,893
'20	$12,396	$16,156	$13,840
'20	$12,075	$15,598	$13,396
'20	$11,937	$15,120	$13,184
'20	$12,908	$17,053	$14,402
'20	$12,907	$17,776	$14,370
'21	$12,623	$17,599	$14,214
'21	$12,623	$18,050	$14,098
'21	$13,503	$18,651	$15,136
'21	$14,112	$19,519	$15,844
'21	$14,438	$19,800	$16,099
'21	$14,428	$20,095	$16,178
'21	$14,611	$20,455	$16,355
'21	$14,777	$20,964	$16,538
'21	$14,341	$20,094	$16,026
'21	$15,039	$21,232	$16,694
'21	$14,432	$20,767	$16,010
'21	$15,509	$21,654	$17,226
'22	$14,975	$20,508	$16,721
'22	$14,966	$19,990	$16,654
'22	$15,948	$20,538	$17,777
'22	$15,440	$18,832	$17,275
'22	$15,871	$18,846	$17,834
'22	$14,733	$17,214	$16,513
'22	$15,622	$18,581	$17,436
'22	$14,935	$17,804	$16,789
'22	$13,050	$16,149	$14,680
'22	$13,544	$17,308	$15,342
'22	$14,780	$18,512	$16,616
'22	$14,272	$17,726	$16,086
'23	$14,919	$18,980	$16,949
'23	$14,120	$18,524	$16,115
'23	$14,436	$19,096	$16,486
'23	$14,874	$19,431	$16,895
'23	$13,931	$19,237	$15,798
'23	$14,328	$20,400	$16,306
'23	$14,473	$21,086	$16,504
'23	$13,739	$20,582	$15,720
'23	$13,019	$19,694	$14,994
'23	$12,990	$19,123	$14,897
'23	$14,221	$20,915	$16,391
'23	$14,514	$21,942	$16,812
'24	$14,065	$22,206	$16,299
'24	$14,182	$23,147	$16,263
'24	$14,623	$23,891	$16,743
'24	$14,241	$23,003	$16,253
'24	$14,907	$24,031	$17,003
'24	$14,659	$24,520	$16,675
'24	$15,547	$24,952	$17,798
'24	$16,295	$25,611	$18,604
'24	$16,719	$26,080	$19,074
'24	$16,539	$25,563	$18,748
'24	$17,418	$26,736	$19,647
'24	$16,245	$26,039	$18,481
'25	$16,084	$26,958	$18,484
'25	$16,693	$26,764	$19,060
'25	$17,390	$25,572	$19,841
'25	$18,011	$25,800	$20,473
'25	$17,989	$27,327	$20,562
'25	$18,165	$28,506	$20,727
'25	$17,819	$28,873	$20,448
'25	$17,970	$29,626	$20,748
'25	$18,362	$30,578	$21,078
'25	$17,874	$31,191	$20,492
'25	$18,514	$31,279	$21,307
'25	$18,250	$31,532	$21,087

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	12.35%	7.17%	6.83%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	5.89%	5.91%	6.20%
MSCI World Index	21.09%	12.15%	12.17%
Dow Jones Brookfield Global Infrastructure Index	14.10%	7.97%	7.75%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 837,516,715
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 6,953,186
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	837,516,715
Number of Portfolio Holdings	55
Portfolio Turnover Rate (%)	59
Total Net Advisory Fees Paid ($)	6,953,186

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Utilities	42%
Energy	27%
Industrials	17%
Real Estate	10%
Communication Services	4%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	16%
United Kingdom	8%
Spain	8%
France	5%
Australia	3%
Mexico	2%
Germany	2%
Hong Kong	2%
China	1%
Other	4%

Ten Largest Equity Holdings

Holdings	50.8% of Net Assets
Enbridge, Inc. (Canada)	6.6%
Williams Companies, Inc. (United States)	6.3%
American Tower Corp. (United States)	5.9%
National Grid PLC (United Kingdom)	5.6%
TC Energy Corp. (Canada)	5.1%
Sempra (United States)	5.0%
Exelon Corp. (United States)	4.4%
Vinci SA (France)	4.2%
PG&E Corp. (United States)	4.1%
Cellnex Telecom SA (Spain)	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000064596
Shareholder Report [Line Items]
Fund Name		DWS RREEF Global Infrastructure Fund
Class Name		Class C
Trading Symbol		TOLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	2.01%

Gross expense ratio as of the latest prospectus: 2.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 213
Expense Ratio, Percent		2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 11.53% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 14.10%.

Individual stock selection and broader sector allocations each played a role in the fund’s underperformance relative to the Dow Jones Brookfield Global Infrastructure Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the Americas utilities category. A position in PG&E Corp. (4.1%), whose shares traded down after a major wildfire in California highlighted the risks in the state, was the largest detractor in both the category and the portfolio as a whole. A zero weighting in Fortis, Inc. and an underweight in Consolidated Edison, Inc. (1.0%) further hurt results. On the positive side, Americas utilities was home to several of the Fund’s leading individual contributors for the year: the Brazilian water utility Cia de Saneamento Basico do Estado de Sao Paulo SABESP (0.7%), CenterPoint Energy, Inc. (2.5%), and NiSource, Inc. (2.2%).

Europe utilities was another area of weakness, primarily due to an overweight in the Spanish electricity provider Redeia Corp. SA (1.5%). The Fund also experienced modest underperformance in Europe communications, largely as a result of a zero weighting in the Luxembourg-based communications satellite operator SES SA.

Selection in Americas midstream energy made a healthy contribution to relative performance. The Fund benefited from an underweight in the liquid natural gas company Cheniere Energy, Inc.,* which posted a loss for the year and trailed both its category peers and the larger infrastructure group by a sizable margin. Overweight positions in DT Midstream, Inc. (2.4%) and Williams Companies, Inc. (6.3%) also helped performance. Selection in Japan and European transportation aided results, as well.

In terms of allocation, an overweight in the underperforming Europe communications sector was the most notable detractor. An overweight in Americas rail contributed, as did an underweight in Americas midstream energy.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'15	$10,000	$10,000	$10,000
'16	$9,992	$9,402	$9,956
'16	$10,016	$9,332	$10,036
'16	$10,735	$9,965	$10,815
'16	$10,887	$10,123	$11,045
'16	$10,958	$10,180	$11,055
'16	$11,475	$10,066	$11,619
'16	$11,523	$10,491	$11,752
'16	$11,275	$10,499	$11,543
'16	$11,459	$10,555	$11,875
'16	$10,954	$10,351	$11,490
'16	$10,569	$10,500	$10,997
'16	$10,726	$10,751	$11,252
'17	$10,838	$11,011	$11,392
'17	$11,143	$11,316	$11,752
'17	$11,424	$11,437	$12,099
'17	$11,569	$11,606	$12,279
'17	$11,850	$11,851	$12,620
'17	$11,725	$11,897	$12,549
'17	$11,983	$12,182	$12,956
'17	$12,128	$12,199	$13,142
'17	$11,957	$12,473	$12,963
'17	$11,916	$12,708	$12,944
'17	$12,119	$12,984	$13,185
'17	$12,060	$13,159	$13,029
'18	$12,068	$13,854	$13,027
'18	$11,273	$13,280	$12,207
'18	$11,335	$12,991	$12,344
'18	$11,335	$13,140	$12,527
'18	$11,367	$13,222	$12,525
'18	$11,630	$13,216	$12,860
'18	$11,777	$13,629	$13,098
'18	$11,728	$13,797	$12,920
'18	$11,553	$13,874	$12,753
'18	$11,118	$12,856	$12,428
'18	$11,192	$13,002	$12,613
'18	$10,622	$12,013	$12,004
'19	$11,552	$12,948	$13,127
'19	$11,791	$13,337	$13,464
'19	$12,180	$13,512	$13,892
'19	$12,295	$13,991	$13,990
'19	$12,238	$13,184	$13,962
'19	$12,723	$14,053	$14,492
'19	$12,641	$14,122	$14,435
'19	$12,881	$13,833	$14,695
'19	$13,054	$14,128	$14,859
'19	$13,037	$14,487	$14,894
'19	$12,946	$14,891	$14,666
'19	$13,593	$15,337	$15,448
'20	$13,859	$15,244	$15,673
'20	$12,869	$13,955	$14,485
'20	$11,210	$12,108	$12,212
'20	$12,172	$13,431	$13,230
'20	$12,656	$14,080	$13,808
'20	$12,489	$14,452	$13,623
'20	$12,723	$15,144	$13,893
'20	$12,698	$16,156	$13,840
'20	$12,365	$15,598	$13,396
'20	$12,214	$15,120	$13,184
'20	$13,195	$17,053	$14,402
'20	$13,186	$17,776	$14,370
'21	$12,892	$17,599	$14,214
'21	$12,883	$18,050	$14,098
'21	$13,766	$18,651	$15,136
'21	$14,379	$19,519	$15,844
'21	$14,707	$19,800	$16,099
'21	$14,694	$20,095	$16,178
'21	$14,866	$20,455	$16,355
'21	$15,020	$20,964	$16,538
'21	$14,574	$20,094	$16,026
'21	$15,268	$21,232	$16,694
'21	$14,643	$20,767	$16,010
'21	$15,721	$21,654	$17,226
'22	$15,171	$20,508	$16,721
'22	$15,163	$19,990	$16,654
'22	$16,138	$20,538	$17,777
'22	$15,624	$18,832	$17,275
'22	$16,049	$18,846	$17,834
'22	$14,886	$17,214	$16,513
'22	$15,771	$18,581	$17,436
'22	$15,066	$17,804	$16,789
'22	$13,158	$16,149	$14,680
'22	$13,647	$17,308	$15,342
'22	$14,895	$18,512	$16,616
'22	$14,363	$17,726	$16,086
'23	$15,006	$18,980	$16,949
'23	$14,198	$18,524	$16,115
'23	$14,504	$19,096	$16,486
'23	$14,943	$19,431	$16,895
'23	$13,978	$19,237	$15,798
'23	$14,374	$20,400	$16,306
'23	$14,512	$21,086	$16,504
'23	$13,763	$20,582	$15,720
'23	$13,032	$19,694	$14,994
'23	$12,993	$19,123	$14,897
'23	$14,217	$20,915	$16,391
'23	$14,506	$21,942	$16,812
'24	$14,040	$22,206	$16,299
'24	$14,149	$23,147	$16,263
'24	$14,588	$23,891	$16,743
'24	$14,191	$23,003	$16,253
'24	$14,857	$24,031	$17,003
'24	$14,595	$24,520	$16,675
'24	$15,465	$24,952	$17,798
'24	$16,203	$25,611	$18,604
'24	$16,617	$26,080	$19,074
'24	$16,415	$25,563	$18,748
'24	$17,284	$26,736	$19,647
'24	$16,102	$26,039	$18,481
'25	$15,940	$26,958	$18,484
'25	$16,533	$26,764	$19,060
'25	$17,213	$25,572	$19,841
'25	$17,817	$25,800	$20,473
'25	$17,785	$27,327	$20,562
'25	$17,941	$28,506	$20,727
'25	$17,583	$28,873	$20,448
'25	$17,735	$29,626	$20,748
'25	$18,101	$30,578	$21,078
'25	$17,611	$31,191	$20,492
'25	$18,232	$31,279	$21,307
'25	$17,958	$31,532	$21,087

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	11.53%	6.37%	6.03%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.53%	6.37%	6.03%
MSCI World Index	21.09%	12.15%	12.17%
Dow Jones Brookfield Global Infrastructure Index	14.10%	7.97%	7.75%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 837,516,715
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 6,953,186
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	837,516,715
Number of Portfolio Holdings	55
Portfolio Turnover Rate (%)	59
Total Net Advisory Fees Paid ($)	6,953,186

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Utilities	42%
Energy	27%
Industrials	17%
Real Estate	10%
Communication Services	4%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	16%
United Kingdom	8%
Spain	8%
France	5%
Australia	3%
Mexico	2%
Germany	2%
Hong Kong	2%
China	1%
Other	4%

Ten Largest Equity Holdings

Holdings	50.8% of Net Assets
Enbridge, Inc. (Canada)	6.6%
Williams Companies, Inc. (United States)	6.3%
American Tower Corp. (United States)	5.9%
National Grid PLC (United Kingdom)	5.6%
TC Energy Corp. (Canada)	5.1%
Sempra (United States)	5.0%
Exelon Corp. (United States)	4.4%
Vinci SA (France)	4.2%
PG&E Corp. (United States)	4.1%
Cellnex Telecom SA (Spain)	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000148174
Shareholder Report [Line Items]
Fund Name		DWS RREEF Global Infrastructure Fund
Class Name		Class R6
Trading Symbol		TOLZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.94%

Gross expense ratio as of the latest prospectus: 0.95%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 12.76% for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 14.10%.

Individual stock selection and broader sector allocations each played a role in the fund’s underperformance relative to the Dow Jones Brookfield Global Infrastructure Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the Americas utilities category. A position in PG&E Corp. (4.1%), whose shares traded down after a major wildfire in California highlighted the risks in the state, was the largest detractor in both the category and the portfolio as a whole. A zero weighting in Fortis, Inc. and an underweight in Consolidated Edison, Inc. (1.0%) further hurt results. On the positive side, Americas utilities was home to several of the Fund’s leading individual contributors for the year: the Brazilian water utility Cia de Saneamento Basico do Estado de Sao Paulo SABESP (0.7%), CenterPoint Energy, Inc. (2.5%), and NiSource, Inc. (2.2%).

Europe utilities was another area of weakness, primarily due to an overweight in the Spanish electricity provider Redeia Corp. SA (1.5%). The Fund also experienced modest underperformance in Europe communications, largely as a result of a zero weighting in the Luxembourg-based communications satellite operator SES SA.

Selection in Americas midstream energy made a healthy contribution to relative performance. The Fund benefited from an underweight in the liquid natural gas company Cheniere Energy, Inc.,* which posted a loss for the year and trailed both its category peers and the larger infrastructure group by a sizable margin. Overweight positions in DT Midstream, Inc. (2.4%) and Williams Companies, Inc. (6.3%) also helped performance. Selection in Japan and European transportation aided results, as well.

In terms of allocation, an overweight in the underperforming Europe communications sector was the most notable detractor. An overweight in Americas rail contributed, as did an underweight in Americas midstream energy.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'15	$10,000	$10,000	$10,000
'16	$10,008	$9,402	$9,956
'16	$10,040	$9,332	$10,036
'16	$10,762	$9,965	$10,815
'16	$10,929	$10,123	$11,045
'16	$11,009	$10,180	$11,055
'16	$11,536	$10,066	$11,619
'16	$11,592	$10,491	$11,752
'16	$11,352	$10,499	$11,543
'16	$11,571	$10,555	$11,875
'16	$11,066	$10,351	$11,490
'16	$10,690	$10,500	$10,997
'16	$10,858	$10,751	$11,252
'17	$10,971	$11,011	$11,392
'17	$11,293	$11,316	$11,752
'17	$11,590	$11,437	$12,099
'17	$11,752	$11,606	$12,279
'17	$12,043	$11,851	$12,620
'17	$11,932	$11,897	$12,549
'17	$12,200	$12,182	$12,956
'17	$12,363	$12,199	$13,142
'17	$12,201	$12,473	$12,963
'17	$12,168	$12,708	$12,944
'17	$12,381	$12,984	$13,185
'17	$12,341	$13,159	$13,029
'18	$12,357	$13,854	$13,027
'18	$11,551	$13,280	$12,207
'18	$11,629	$12,991	$12,344
'18	$11,638	$13,140	$12,527
'18	$11,679	$13,222	$12,525
'18	$11,963	$13,216	$12,860
'18	$12,121	$13,629	$13,098
'18	$12,079	$13,797	$12,920
'18	$11,909	$13,874	$12,753
'18	$11,481	$12,856	$12,428
'18	$11,565	$13,002	$12,613
'18	$10,979	$12,013	$12,004
'19	$11,958	$12,948	$13,127
'19	$12,220	$13,337	$13,464
'19	$12,627	$13,512	$13,892
'19	$12,754	$13,991	$13,990
'19	$12,703	$13,184	$13,962
'19	$13,230	$14,053	$14,492
'19	$13,153	$14,122	$14,435
'19	$13,417	$13,833	$14,695
'19	$13,606	$14,128	$14,859
'19	$13,606	$14,487	$14,894
'19	$13,520	$14,891	$14,666
'19	$14,200	$15,337	$15,448
'20	$14,493	$15,244	$15,673
'20	$13,475	$13,955	$14,485
'20	$11,743	$12,108	$12,212
'20	$12,767	$13,431	$13,230
'20	$13,279	$14,080	$13,808
'20	$13,114	$14,452	$13,623
'20	$13,375	$15,144	$13,893
'20	$13,357	$16,156	$13,840
'20	$13,018	$15,598	$13,396
'20	$12,869	$15,120	$13,184
'20	$13,919	$17,053	$14,402
'20	$13,927	$17,776	$14,370
'21	$13,620	$17,599	$14,214
'21	$13,620	$18,050	$14,098
'21	$14,573	$18,651	$15,136
'21	$15,234	$19,519	$15,844
'21	$15,595	$19,800	$16,099
'21	$15,586	$20,095	$16,178
'21	$15,784	$20,455	$16,355
'21	$15,964	$20,964	$16,538
'21	$15,503	$20,094	$16,026
'21	$16,260	$21,232	$16,694
'21	$15,611	$20,767	$16,010
'21	$16,782	$21,654	$17,226
'22	$16,202	$20,508	$16,721
'22	$16,202	$19,990	$16,654
'22	$17,262	$20,538	$17,777
'22	$16,719	$18,832	$17,275
'22	$17,196	$18,846	$17,834
'22	$15,963	$17,214	$16,513
'22	$16,929	$18,581	$17,436
'22	$16,183	$17,804	$16,789
'22	$14,142	$16,149	$14,680
'22	$14,680	$17,308	$15,342
'22	$16,033	$18,512	$16,616
'22	$15,481	$17,726	$16,086
'23	$16,195	$18,980	$16,949
'23	$15,326	$18,524	$16,115
'23	$15,669	$19,096	$16,486
'23	$16,157	$19,431	$16,895
'23	$15,129	$19,237	$15,798
'23	$15,560	$20,400	$16,306
'23	$15,729	$21,086	$16,504
'23	$14,929	$20,582	$15,720
'23	$14,153	$19,694	$14,994
'23	$14,121	$19,123	$14,897
'23	$15,454	$20,915	$16,391
'23	$15,793	$21,942	$16,812
'24	$15,293	$22,206	$16,299
'24	$15,431	$23,147	$16,263
'24	$15,922	$23,891	$16,743
'24	$15,494	$23,003	$16,253
'24	$16,232	$24,031	$17,003
'24	$15,960	$24,520	$16,675
'24	$16,931	$24,952	$17,798
'24	$17,749	$25,611	$18,604
'24	$18,224	$26,080	$19,074
'24	$18,016	$25,563	$18,748
'24	$18,989	$26,736	$19,647
'24	$17,704	$26,039	$18,481
'25	$17,540	$26,958	$18,484
'25	$18,207	$26,764	$19,060
'25	$18,974	$25,572	$19,841
'25	$19,666	$25,800	$20,473
'25	$19,642	$27,327	$20,562
'25	$19,832	$28,506	$20,727
'25	$19,453	$28,873	$20,448
'25	$19,643	$29,626	$20,748
'25	$20,068	$30,578	$21,078
'25	$19,543	$31,191	$20,492
'25	$20,235	$31,279	$21,307
'25	$19,963	$31,532	$21,087

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	12.76%	7.47%	7.16%
MSCI World Index	21.09%	12.15%	12.17%
Dow Jones Brookfield Global Infrastructure Index	14.10%	7.97%	7.75%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 837,516,715
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 6,953,186
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	837,516,715
Number of Portfolio Holdings	55
Portfolio Turnover Rate (%)	59
Total Net Advisory Fees Paid ($)	6,953,186

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Utilities	42%
Energy	27%
Industrials	17%
Real Estate	10%
Communication Services	4%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	16%
United Kingdom	8%
Spain	8%
France	5%
Australia	3%
Mexico	2%
Germany	2%
Hong Kong	2%
China	1%
Other	4%

Ten Largest Equity Holdings

Holdings	50.8% of Net Assets
Enbridge, Inc. (Canada)	6.6%
Williams Companies, Inc. (United States)	6.3%
American Tower Corp. (United States)	5.9%
National Grid PLC (United Kingdom)	5.6%
TC Energy Corp. (Canada)	5.1%
Sempra (United States)	5.0%
Exelon Corp. (United States)	4.4%
Vinci SA (France)	4.2%
PG&E Corp. (United States)	4.1%
Cellnex Telecom SA (Spain)	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000064597
Shareholder Report [Line Items]
Fund Name		DWS RREEF Global Infrastructure Fund
Class Name		Class S
Trading Symbol		TOLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$117	1.10%

Gross expense ratio as of the latest prospectus: 1.11%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 12.56% for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 14.10%.

Individual stock selection and broader sector allocations each played a role in the fund’s underperformance relative to the Dow Jones Brookfield Global Infrastructure Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the Americas utilities category. A position in PG&E Corp. (4.1%), whose shares traded down after a major wildfire in California highlighted the risks in the state, was the largest detractor in both the category and the portfolio as a whole. A zero weighting in Fortis, Inc. and an underweight in Consolidated Edison, Inc. (1.0%) further hurt results. On the positive side, Americas utilities was home to several of the Fund’s leading individual contributors for the year: the Brazilian water utility Cia de Saneamento Basico do Estado de Sao Paulo SABESP (0.7%), CenterPoint Energy, Inc. (2.5%), and NiSource, Inc. (2.2%).

Europe utilities was another area of weakness, primarily due to an overweight in the Spanish electricity provider Redeia Corp. SA (1.5%). The Fund also experienced modest underperformance in Europe communications, largely as a result of a zero weighting in the Luxembourg-based communications satellite operator SES SA.

Selection in Americas midstream energy made a healthy contribution to relative performance. The Fund benefited from an underweight in the liquid natural gas company Cheniere Energy, Inc.,* which posted a loss for the year and trailed both its category peers and the larger infrastructure group by a sizable margin. Overweight positions in DT Midstream, Inc. (2.4%) and Williams Companies, Inc. (6.3%) also helped performance. Selection in Japan and European transportation aided results, as well.

In terms of allocation, an overweight in the underperforming Europe communications sector was the most notable detractor. An overweight in Americas rail contributed, as did an underweight in Americas midstream energy.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'15	$10,000	$10,000	$10,000
'16	$10,000	$9,402	$9,956
'16	$10,032	$9,332	$10,036
'16	$10,760	$9,965	$10,815
'16	$10,919	$10,123	$11,045
'16	$10,999	$10,180	$11,055
'16	$11,524	$10,066	$11,619
'16	$11,588	$10,491	$11,752
'16	$11,340	$10,499	$11,543
'16	$11,540	$10,555	$11,875
'16	$11,036	$10,351	$11,490
'16	$10,660	$10,500	$10,997
'16	$10,833	$10,751	$11,252
'17	$10,946	$11,011	$11,392
'17	$11,267	$11,316	$11,752
'17	$11,560	$11,437	$12,099
'17	$11,721	$11,606	$12,279
'17	$12,012	$11,851	$12,620
'17	$11,899	$11,897	$12,549
'17	$12,166	$12,182	$12,956
'17	$12,329	$12,199	$13,142
'17	$12,163	$12,473	$12,963
'17	$12,122	$12,708	$12,944
'17	$12,343	$12,984	$13,185
'17	$12,290	$13,159	$13,029
'18	$12,315	$13,854	$13,027
'18	$11,510	$13,280	$12,207
'18	$11,585	$12,991	$12,344
'18	$11,593	$13,140	$12,527
'18	$11,634	$13,222	$12,525
'18	$11,904	$13,216	$12,860
'18	$12,062	$13,629	$13,098
'18	$12,020	$13,797	$12,920
'18	$11,854	$13,874	$12,753
'18	$11,419	$12,856	$12,428
'18	$11,511	$13,002	$12,613
'18	$10,931	$12,013	$12,004
'19	$11,898	$12,948	$13,127
'19	$12,158	$13,337	$13,464
'19	$12,567	$13,512	$13,892
'19	$12,694	$13,991	$13,990
'19	$12,643	$13,184	$13,962
'19	$13,155	$14,053	$14,492
'19	$13,087	$14,122	$14,435
'19	$13,341	$13,833	$14,695
'19	$13,533	$14,128	$14,859
'19	$13,524	$14,487	$14,894
'19	$13,439	$14,891	$14,666
'19	$14,119	$15,337	$15,448
'20	$14,410	$15,244	$15,673
'20	$13,390	$13,955	$14,485
'20	$11,673	$12,108	$12,212
'20	$12,682	$13,431	$13,230
'20	$13,191	$14,080	$13,808
'20	$13,022	$14,452	$13,623
'20	$13,281	$15,144	$13,893
'20	$13,273	$16,156	$13,840
'20	$12,923	$15,598	$13,396
'20	$12,784	$15,120	$13,184
'20	$13,827	$17,053	$14,402
'20	$13,823	$17,776	$14,370
'21	$13,517	$17,599	$14,214
'21	$13,526	$18,050	$14,098
'21	$14,460	$18,651	$15,136
'21	$15,115	$19,519	$15,844
'21	$15,474	$19,800	$16,099
'21	$15,470	$20,095	$16,178
'21	$15,657	$20,455	$16,355
'21	$15,836	$20,964	$16,538
'21	$15,381	$20,094	$16,026
'21	$16,124	$21,232	$16,694
'21	$15,471	$20,767	$16,010
'21	$16,626	$21,654	$17,226
'22	$16,061	$20,508	$16,721
'22	$16,061	$19,990	$16,654
'22	$17,106	$20,538	$17,777
'22	$16,567	$18,832	$17,275
'22	$17,031	$18,846	$17,834
'22	$15,821	$17,214	$16,513
'22	$16,769	$18,581	$17,436
'22	$16,029	$17,804	$16,789
'22	$14,013	$16,149	$14,680
'22	$14,545	$17,308	$15,342
'22	$15,877	$18,512	$16,616
'22	$15,336	$17,726	$16,086
'23	$16,034	$18,980	$16,949
'23	$15,172	$18,524	$16,115
'23	$15,508	$19,096	$16,486
'23	$15,992	$19,431	$16,895
'23	$14,974	$19,237	$15,798
'23	$15,397	$20,400	$16,306
'23	$15,564	$21,086	$16,504
'23	$14,771	$20,582	$15,720
'23	$13,999	$19,694	$14,994
'23	$13,968	$19,123	$14,897
'23	$15,298	$20,915	$16,391
'23	$15,619	$21,942	$16,812
'24	$15,124	$22,206	$16,299
'24	$15,261	$23,147	$16,263
'24	$15,743	$23,891	$16,743
'24	$15,330	$23,003	$16,253
'24	$16,050	$24,031	$17,003
'24	$15,787	$24,520	$16,675
'24	$16,737	$24,952	$17,798
'24	$17,546	$25,611	$18,604
'24	$18,011	$26,080	$19,074
'24	$17,805	$25,563	$18,748
'24	$18,757	$26,736	$19,647
'24	$17,492	$26,039	$18,481
'25	$17,330	$26,958	$18,484
'25	$17,989	$26,764	$19,060
'25	$18,739	$25,572	$19,841
'25	$19,411	$25,800	$20,473
'25	$19,388	$27,327	$20,562
'25	$19,579	$28,506	$20,727
'25	$19,205	$28,873	$20,448
'25	$19,380	$29,626	$20,748
'25	$19,801	$30,578	$21,078
'25	$19,284	$31,191	$20,492
'25	$19,966	$31,279	$21,307
'25	$19,690	$31,532	$21,087

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	12.56%	7.33%	7.01%
MSCI World Index	21.09%	12.15%	12.17%
Dow Jones Brookfield Global Infrastructure Index	14.10%	7.97%	7.75%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 837,516,715
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 6,953,186
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	837,516,715
Number of Portfolio Holdings	55
Portfolio Turnover Rate (%)	59
Total Net Advisory Fees Paid ($)	6,953,186

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Utilities	42%
Energy	27%
Industrials	17%
Real Estate	10%
Communication Services	4%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	16%
United Kingdom	8%
Spain	8%
France	5%
Australia	3%
Mexico	2%
Germany	2%
Hong Kong	2%
China	1%
Other	4%

Ten Largest Equity Holdings

Holdings	50.8% of Net Assets
Enbridge, Inc. (Canada)	6.6%
Williams Companies, Inc. (United States)	6.3%
American Tower Corp. (United States)	5.9%
National Grid PLC (United Kingdom)	5.6%
TC Energy Corp. (Canada)	5.1%
Sempra (United States)	5.0%
Exelon Corp. (United States)	4.4%
Vinci SA (France)	4.2%
PG&E Corp. (United States)	4.1%
Cellnex Telecom SA (Spain)	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000064598
Shareholder Report [Line Items]
Fund Name		DWS RREEF Global Infrastructure Fund
Class Name		Institutional Class
Trading Symbol		TOLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	1.01%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 12.66% for the period ended December 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 21.09% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 14.10%.

Individual stock selection and broader sector allocations each played a role in the fund’s underperformance relative to the Dow Jones Brookfield Global Infrastructure Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the Americas utilities category. A position in PG&E Corp. (4.1%), whose shares traded down after a major wildfire in California highlighted the risks in the state, was the largest detractor in both the category and the portfolio as a whole. A zero weighting in Fortis, Inc. and an underweight in Consolidated Edison, Inc. (1.0%) further hurt results. On the positive side, Americas utilities was home to several of the Fund’s leading individual contributors for the year: the Brazilian water utility Cia de Saneamento Basico do Estado de Sao Paulo SABESP (0.7%), CenterPoint Energy, Inc. (2.5%), and NiSource, Inc. (2.2%).

Europe utilities was another area of weakness, primarily due to an overweight in the Spanish electricity provider Redeia Corp. SA (1.5%). The Fund also experienced modest underperformance in Europe communications, largely as a result of a zero weighting in the Luxembourg-based communications satellite operator SES SA.

Selection in Americas midstream energy made a healthy contribution to relative performance. The Fund benefited from an underweight in the liquid natural gas company Cheniere Energy, Inc.,* which posted a loss for the year and trailed both its category peers and the larger infrastructure group by a sizable margin. Overweight positions in DT Midstream, Inc. (2.4%) and Williams Companies, Inc. (6.3%) also helped performance. Selection in Japan and European transportation aided results, as well.

In terms of allocation, an overweight in the underperforming Europe communications sector was the most notable detractor. An overweight in Americas rail contributed, as did an underweight in Americas midstream energy.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'15	$1,000,000	$1,000,000	$1,000,000
'16	$1,000,000	$940,176	$995,579
'16	$1,003,180	$933,179	$1,003,640
'16	$1,076,288	$996,504	$1,081,477
'16	$1,092,197	$1,012,272	$1,104,515
'16	$1,100,948	$1,017,958	$1,105,477
'16	$1,153,821	$1,006,551	$1,161,947
'16	$1,159,422	$1,049,076	$1,175,204
'16	$1,134,617	$1,049,948	$1,154,307
'16	$1,155,047	$1,055,525	$1,187,521
'16	$1,104,584	$1,035,098	$1,148,960
'16	$1,066,937	$1,049,982	$1,099,736
'16	$1,083,846	$1,075,106	$1,125,231
'17	$1,095,924	$1,101,054	$1,139,193
'17	$1,127,328	$1,131,601	$1,175,247
'17	$1,156,848	$1,143,655	$1,209,861
'17	$1,173,005	$1,160,589	$1,227,879
'17	$1,202,088	$1,185,141	$1,261,971
'17	$1,190,954	$1,189,701	$1,254,915
'17	$1,217,781	$1,218,173	$1,295,633
'17	$1,234,040	$1,219,888	$1,314,217
'17	$1,217,581	$1,247,267	$1,296,341
'17	$1,214,308	$1,270,838	$1,294,393
'17	$1,235,583	$1,298,374	$1,318,461
'17	$1,231,317	$1,315,933	$1,302,923
'18	$1,232,962	$1,385,415	$1,302,696
'18	$1,152,355	$1,328,021	$1,220,694
'18	$1,159,970	$1,299,075	$1,234,393
'18	$1,160,795	$1,314,003	$1,252,715
'18	$1,164,920	$1,322,237	$1,252,478
'18	$1,193,008	$1,321,606	$1,286,016
'18	$1,208,793	$1,362,884	$1,309,761
'18	$1,204,639	$1,379,747	$1,291,967
'18	$1,188,184	$1,387,430	$1,275,328
'18	$1,144,673	$1,285,554	$1,242,795
'18	$1,153,041	$1,300,158	$1,261,285
'18	$1,095,160	$1,201,297	$1,200,362
'19	$1,192,040	$1,294,765	$1,312,713
'19	$1,218,155	$1,333,698	$1,346,383
'19	$1,259,384	$1,351,215	$1,389,159
'19	$1,272,062	$1,399,128	$1,398,996
'19	$1,266,991	$1,318,397	$1,396,178
'19	$1,318,458	$1,405,273	$1,449,167
'19	$1,310,802	$1,412,234	$1,443,455
'19	$1,337,171	$1,383,347	$1,469,530
'19	$1,355,885	$1,412,786	$1,485,850
'19	$1,355,885	$1,448,738	$1,489,399
'19	$1,347,330	$1,489,086	$1,466,568
'19	$1,415,028	$1,533,696	$1,544,777
'20	$1,444,274	$1,524,361	$1,567,312
'20	$1,342,771	$1,395,514	$1,448,482
'20	$1,170,657	$1,210,828	$1,221,233
'20	$1,271,964	$1,343,104	$1,322,986
'20	$1,323,050	$1,407,987	$1,380,849
'20	$1,306,375	$1,445,230	$1,362,312
'20	$1,332,398	$1,514,372	$1,389,253
'20	$1,331,531	$1,615,554	$1,383,954
'20	$1,296,790	$1,559,819	$1,339,603
'20	$1,282,828	$1,511,972	$1,318,361
'20	$1,386,675	$1,705,295	$1,440,210
'20	$1,387,435	$1,777,594	$1,437,032
'21	$1,356,759	$1,759,927	$1,421,395
'21	$1,356,759	$1,805,024	$1,409,825
'21	$1,451,785	$1,865,081	$1,513,569
'21	$1,517,655	$1,951,882	$1,584,373
'21	$1,553,664	$1,980,000	$1,609,948
'21	$1,552,748	$2,009,512	$1,617,770
'21	$1,572,494	$2,045,508	$1,635,465
'21	$1,590,445	$2,096,417	$1,653,802
'21	$1,544,269	$2,009,373	$1,602,637
'21	$1,619,775	$2,123,185	$1,669,384
'21	$1,554,157	$2,076,660	$1,600,951
'21	$1,670,715	$2,165,417	$1,722,600
'22	$1,613,844	$2,050,843	$1,672,149
'22	$1,613,844	$1,998,975	$1,665,430
'22	$1,719,335	$2,053,834	$1,777,723
'22	$1,665,168	$1,883,215	$1,727,500
'22	$1,711,864	$1,884,641	$1,783,353
'22	$1,589,578	$1,721,390	$1,651,260
'22	$1,684,991	$1,858,062	$1,743,600
'22	$1,611,523	$1,780,381	$1,678,898
'22	$1,408,047	$1,614,877	$1,467,995
'22	$1,461,651	$1,730,846	$1,534,174
'22	$1,596,617	$1,851,192	$1,661,599
'22	$1,541,537	$1,772,577	$1,608,647
'23	$1,611,747	$1,897,998	$1,694,882
'23	$1,525,016	$1,852,373	$1,611,546
'23	$1,560,278	$1,909,611	$1,648,628
'23	$1,607,904	$1,943,086	$1,689,452
'23	$1,506,440	$1,923,687	$1,579,795
'23	$1,549,435	$2,040,027	$1,630,645
'23	$1,566,231	$2,108,557	$1,650,399
'23	$1,486,450	$2,058,193	$1,572,020
'23	$1,409,061	$1,969,406	$1,499,356
'23	$1,405,897	$1,912,262	$1,489,744
'23	$1,538,787	$2,091,541	$1,639,100
'23	$1,571,552	$2,194,224	$1,681,247
'24	$1,522,739	$2,220,556	$1,629,864
'24	$1,536,534	$2,314,702	$1,626,339
'24	$1,584,355	$2,389,085	$1,674,348
'24	$1,542,745	$2,300,343	$1,625,297
'24	$1,616,362	$2,403,058	$1,700,294
'24	$1,589,218	$2,451,955	$1,667,504
'24	$1,686,029	$2,495,164	$1,779,797
'24	$1,767,611	$2,561,112	$1,860,383
'24	$1,813,820	$2,608,016	$1,907,364
'24	$1,794,200	$2,556,281	$1,874,777
'24	$1,890,123	$2,673,580	$1,964,717
'24	$1,763,148	$2,603,905	$1,848,114
'25	$1,746,822	$2,695,793	$1,848,390
'25	$1,812,124	$2,676,391	$1,906,024
'25	$1,887,947	$2,557,237	$1,984,124
'25	$1,956,918	$2,579,963	$2,047,326
'25	$1,954,580	$2,732,676	$2,056,226
'25	$1,973,583	$2,850,599	$2,072,715
'25	$1,937,013	$2,887,294	$2,044,849
'25	$1,954,708	$2,962,610	$2,074,836
'25	$1,997,347	$3,057,846	$2,107,824
'25	$1,943,942	$3,119,080	$2,049,202
'25	$2,013,962	$3,127,891	$2,130,664
'25	$1,986,412	$3,153,175	$2,108,661

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	12.66%	7.44%	7.10%
MSCI World Index	21.09%	12.15%	12.17%
Dow Jones Brookfield Global Infrastructure Index	14.10%	7.97%	7.75%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 837,516,715
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 6,953,186
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	837,516,715
Number of Portfolio Holdings	55
Portfolio Turnover Rate (%)	59
Total Net Advisory Fees Paid ($)	6,953,186

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Utilities	42%
Energy	27%
Industrials	17%
Real Estate	10%
Communication Services	4%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	16%
United Kingdom	8%
Spain	8%
France	5%
Australia	3%
Mexico	2%
Germany	2%
Hong Kong	2%
China	1%
Other	4%

Ten Largest Equity Holdings

Holdings	50.8% of Net Assets
Enbridge, Inc. (Canada)	6.6%
Williams Companies, Inc. (United States)	6.3%
American Tower Corp. (United States)	5.9%
National Grid PLC (United Kingdom)	5.6%
TC Energy Corp. (Canada)	5.1%
Sempra (United States)	5.0%
Exelon Corp. (United States)	4.4%
Vinci SA (France)	4.2%
PG&E Corp. (United States)	4.1%
Cellnex Telecom SA (Spain)	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.10%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.